Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - CAD ($)	Jan. 31, 2022	Oct. 31, 2021
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	3.50%	4.20%
United States Real GDP year-over-year growth	3.90%	4.70%
Canadian unemployment rate	5.90%	6.40%
United States unemployment rate	3.70%	4.40%
Canadian Housing Price Index growth	5.10%	6.10%
S&P 500 Index growth rate	2.80%	6.10%
Canadian household debt service ratio	13.80%	13.60%
West Texas Intermediate Oil Price	$ 73	$ 69
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.40%	2.40%
United States Real GDP year-over-year growth	2.50%	2.20%
Canadian unemployment rate	5.90%	5.90%
United States unemployment rate	3.80%	3.90%
Canadian Housing Price Index growth	2.60%	2.80%
S&P 500 Index growth rate	4.60%	4.60%
Canadian household debt service ratio	14.50%	14.40%
West Texas Intermediate Oil Price	$ 66	$ 64
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.80%	5.60%
United States Real GDP year-over-year growth	5.00%	5.80%
Canadian unemployment rate	5.20%	6.00%
United States unemployment rate	3.50%	3.80%
Canadian Housing Price Index growth	10.30%	10.70%
S&P 500 Index growth rate	7.20%	10.30%
Canadian household debt service ratio	13.30%	13.00%
West Texas Intermediate Oil Price	$ 78	$ 74
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.90%	2.80%
United States Real GDP year-over-year growth	3.10%	3.30%
Canadian unemployment rate	5.50%	5.50%
United States unemployment rate	3.30%	3.40%
Canadian Housing Price Index growth	4.70%	6.30%
S&P 500 Index growth rate	6.90%	8.60%
Canadian household debt service ratio	14.30%	14.20%
West Texas Intermediate Oil Price	$ 81	$ 81
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	3.10%
United States Real GDP year-over-year growth	2.10%	2.80%
Canadian unemployment rate	6.70%	7.30%
United States unemployment rate	5.20%	6.00%
Canadian Housing Price Index growth	2.60%	2.20%
S&P 500 Index growth rate	(4.10%)	(0.60%)
Canadian household debt service ratio	14.30%	14.10%
West Texas Intermediate Oil Price	$ 62	$ 56
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.80%	1.60%
United States Real GDP year-over-year growth	1.30%	1.30%
Canadian unemployment rate	6.60%	6.80%
United States unemployment rate	4.70%	5.00%
Canadian Housing Price Index growth	(0.30%)	(2.20%)
S&P 500 Index growth rate	(4.90%)	(1.70%)
Canadian household debt service ratio	14.80%	14.70%
West Texas Intermediate Oil Price	$ 54	$ 54